Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Azzad Funds
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Azzad Ethical Fund
Shareholder Report [Line Items]
Fund Name	Azzad Ethical Fund
Class Name	Azzad Ethical Fund
Trading Symbol	ADJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Azzad Ethical Fund (the "Fund") for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-ethical-fund/. You can also request this information by contacting us at (888) 350-3369.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 350-3369
Additional Information Website	https://azzadasset.com/azzad-ethical-fund/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azzad Ethical Fund	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the twelve months ended June 30, 2026, the Fund returned 12.07%. The Fund underperformed its benchmark, the Russell 3000 Index, but outperformed the Russell MidCap Growth Index, which returned 22.82% and 6.17%, respectively for the same period.

What factors influenced the Fund's performance?

During the period, equity markets were influenced by continued strength in artificial intelligence (AI), infrastructure spending, resilient industrial activity, and mixed results across healthcare and consumer sectors. The Fund maintained its bottom-up stock selection approach, emphasizing profitable, lower-debt companies aligned with its ethical investment criteria. Strong appreciation in several technology and industrial holdings contributed positively to returns, while select healthcare and consumer discretionary names detracted. The Fund continued to avoid speculative investments, focusing instead on durable business models and mission-critical technologies.

Securities That Added to Performance

●	Cadence Design Systems (CDNS) – Benefited from strong demand for semiconductor design tools and AI-related workflows.

●	KLA Corp (KLAC) – Supported by continued strength in semiconductor equipment spending.

●	Monolithic Power Systems (MPWR) – Delivered strong returns driven by power-management solutions tied to data centers and AI infrastructure.

●	Cloudflare (NET) – Appreciated significantly due to demand for cloud security and edge-networking services.

●	Quanta Services (PWR) – Benefited from infrastructure spending and strong execution in utility and grid modernization projects.

Securities That Detracted from Performance

●	Lululemon (LULU) – Faced slowing demand and competitive pressures in the athletic apparel market.
●	Insulet (PODD) – Experienced product-specific headwinds and valuation compression.
●	Dexcom (DXCM) – Impacted by competitive dynamics in continuous glucose monitoring.
●	Regeneron (REGN) – Detracted due to slower growth in key therapeutic areas.
●	Tractor Supply (TSCO) – Weighed down by softer consumer spending in rural and home-improvement categories.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How has the Fund performed over the past ten years?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns
(as of June 30, 2026)	1 Year	5 Years	10 Years
Azzad Ethical Fund	12.07%	2.26%	9.87%
Russell 3000 Index	22.82%	12.30%	15.05%
Russell MidCap Growth Index	6.17%	6.02%	13.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://azzadasset.com/azzad-ethical-fund/ for more recent performance information.
Net Assets	$ 149,043,186
Holdings Count | Holdings	79
Advisory Fees Paid, Amount	$ 879,691
Investment Company, Portfolio Turnover	34.18%
Additional Fund Statistics [Text Block]
Key Fund Statistics
(as of June 30, 2026)

Net Assets	$149,043,186
Number of Holdings	79
Net Advisory Fee	$879,691
Portfolio Turnover Rate	34.18%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
KLA Corp	7.0%
Quanta Services Inc	6.5%
Coherent Corp	5.7%
Cadence Design Systems Inc	4.3%
Monolithic Power Systems Inc	3.8%
Howmet Aerospace Inc	3.3%
IDEXX Laboratories Inc	3.3%
Cloudflare Inc	3.1%
Fastenal Co	2.9%
Vertiv Holdings Co	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's prospectus dated November 1, 2025 or the Fund's next prospectus, which we expect to be available by October 28, 2026 at https://azzadasset.com/azzad-funds/ or upon request at 1-888-350-3369.

Effective August 1, 2025, Delaware Investments Fund Advisers no longer serves as the sub-adviser to the Fund.

Updated Prospectus Phone Number	1-888-350-3369
Updated Prospectus Web Address	https://azzadasset.com/azzad-funds/
Azzad Wise Capital Fund
Shareholder Report [Line Items]
Fund Name	Azzad Wise Capital Fund
Class Name	Azzad Wise Capital Fund
Trading Symbol	WISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Azzad Wise Capital Fund (the “Fund”) for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-wise-capital-fund/. You can also request this information by contacting us at (888) 350-3369.
Additional Information Phone Number	(888) 350-3369
Additional Information Website	https://azzadasset.com/azzad-wise-capital-fund/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Azzad Wise Capital Fund	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the twelve months ended June 30, 2026, the Fund returned 3.35%. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, but outperformed the Bloomberg Intermediate U.S. Gov/Credit Index, which returned 3.79% and 3.19%, respectively for the same period.

What factors influenced the Fund’s performance?

During the reporting period, global fixed-income markets were shaped by persistent interest-rate volatility, elevated short-term yields, and improving credit conditions across several emerging-market regions. The Gulf Cooperation Council (GCC) continued to benefit from stable fiscal positions supported by resilient energy prices, while sovereign and quasi-sovereign issuers in Southeast Asia and the Middle East maintained strong credit fundamentals. Islamic trade finance remained attractive due to high coupons and short-duration structures, providing a buffer against rate volatility.

The Fund’s performance was driven by strong credit conditions across the GCC, high-yield Islamic trade finance, and selective corporate sukuk exposure. While longer-duration sukuk detracted due to global rate volatility, the Fund’s short-duration positioning and disciplined credit selection helped mitigate interest-rate risk. The adviser’s focus on high-quality, Sharia-compliant issuers and diversified sukuk exposure remained central to the Fund’s strategy.

Securities That Added to Performance

●	Axiata SPV2 Sukuk (2030) – Benefited from strong telecom sector fundamentals and tightening spreads.

●	Emaar Sukuk Ltd. (2031) – Positive performance driven by improving UAE real estate credit conditions.

●	BSF Sukuk Co. Ltd. (2030) – Stable Saudi banking sector fundamentals supported pricing.

●	Egypt Taskeek Sukuk (2029) – High coupon and stable valuations contributed positively.

●	DIB Sukuk Ltd. (2029) – Strong performance from Dubai Islamic Bank’s sukuk amid improving liquidity.

Securities That Detracted from Performance

●	Benin Sukuk (2033) – Longer duration and spread widening led to valuation declines.
●	Global Sukuk Ventures (2035) – Duration sensitivity in a volatile rate environment weighed on returns.
●	Aldar Sukuk (2029 & 2033) – Mild price pressure due to refinancing expectations and duration effects.
●	BAPCO Energies (2029) – Slight spread widening in Bahrain corporate issuers.
●	ESIC Sukuk (2029) – Modest decline tied to sector-specific credit concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How has the Fund performed over the past ten years?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index and a more narrowly based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]

Average Annual Total Returns

(as of June 30, 2026)	1 Year	5 Years	10 Years
Azzad Wise Capital Fund	3.35%	2.46%	2.46%
Bloomberg U.S. Aggregate Bond	3.79%	0.08%	1.54%
Bloomberg Intermediate US Gov/Credit Index	3.19%	2.13%	2.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://azzadasset.com/azzad-wise-capital-fund/ for more recent performance information.
Net Assets	$ 377,416,233
Holdings Count | Holdings	277
Advisory Fees Paid, Amount	$ 2,571,114
Investment Company, Portfolio Turnover	26.45%
Additional Fund Statistics [Text Block]
Key Fund Statistics
(as of June 30, 2026)

Net Assets	$377,416,233
Number of Holdings	277
Net Advisory Fee	$2,571,114
Portfolio Turnover Rate	26.45%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
TNB Global Ventures Capital, 3.244% 10/19/26	3.0%
ICD Sukuk Co Ltd, 5% 2/1/27	2.6%
QIB Sukuk Ltd, 5.581% 11/22/28	2.4%
Perusahaan Penerbit SBSN In, 4.15% 3/29/27	2.2%
Mazoon Assets Co SAOC, 5.25% 10/9/31	2.1%
Aldar Sukuk No 2 Ltd, 3.875% 10/22/29	2.0%
QIB Sukuk Ltd, 4.402% 3/5/31	1.9%
Perusahaan Penerbit SBSN In, 5.1% 7/2/29	1.9%
Esic Sukuk Ltd, 5.831% 2/14/29	1.8%
Global Sukuk Ventures, 4.25% 11/10/35	1.8%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the year ended June 30, 2026.